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                PUTNAM HARTFORD CAPITAL MANAGER VARIABLE ANNUITY
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

       SUPPLEMENT DATED AUGUST 5, 1999 TO THE PROSPECTUS DATED MAY 3, 1999
              FOR PUTNAM HARTFORD CAPITAL MANAGER VARIABLE ANNUITY


Effective September 1, 1999, New York no longer has a unique DCA Plus Program. Please delete the last two sentences of the first paragraph entitled, "Dollar Cost Averaging Plus ("DCA Plus") Program" under the Fixed Accumulation section of your prospectus.



HV-2393
33-73572